Bank Borrowings - Schedule of Maturities of the bank borrowings (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Maturities of the bank borrowings [Abstract]
Year ending August 31	$ 1,887,508	$ 2,046,250
Year ending August 31	272,003	272,710
Year ending August 31	272,003	272,710
Year ending August 31	272,003	272,710
Year ending August 31	621,233	980,453
Total bank borrowings repayment	3,324,750	3,844,833
Less: imputed interest	(165,431)	(366,958)
Total	$ 3,159,319	$ 3,477,875